BANK LOANS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Bank Loans 1	$ 7.8
Bank Loans 2	5.66%
Bank Loans 3	6.74%
Bank Loans 4	6.38%
Bank Loans 5	6.01%
Bank Loans 6	6.74%
Bank Loans 7	$ 0.5
Bank Loans 8	0.5
Bank Loans 9	$ 3.1